Consolidated statements of profit or loss and other comprehensive income - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Consolidated statements of profit or loss and other comprehensive income
(Loss)/profit for the year	¥ 639,743	¥ (1,429,447)	¥ (260,176)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of financial statements of foreign operations	40,494	(16,548)	6,361
Other comprehensive income/(loss) for the year	40,494	(16,548)	6,361
Total comprehensive (loss)/income for the year	680,237	(1,445,995)	(253,815)
Attributable to:
Equity shareholders of the Company	677,667	(1,429,621)	(256,583)
Non-controlling interests	2,570	(16,374)	2,768
Total comprehensive (loss)/income for the year	¥ 680,237	¥ (1,445,995)	¥ (253,815)